Issued Capital and Reserves (Details) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Mar. 31, 2021	Dec. 31, 2021
Issued Capital and Reserves (Details) [Line Items]
Share capital amount	$ 13,889	$ 8,000
Samena Beats Holding [Member]
Issued Capital and Reserves (Details) [Line Items]
Convertible loans			$ 4,730,718
Samena Beats Holding [Member] | Class B [Member]
Issued Capital and Reserves (Details) [Line Items]
Shares issuance (in Shares)			2,204
MEVP [Member]
Issued Capital and Reserves (Details) [Line Items]
Convertible loans			$ 2,489,480
MEVP [Member] | Class B [Member]
Issued Capital and Reserves (Details) [Line Items]
Shares issuance (in Shares)			1,160